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<FILENAME>M313FQ4.txt

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M3F, Inc.
Address:  10 Exchange Place, Suite 510
          Salt Lake City, UT 84111


Form 13F File Number:  028-14066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jason A. Stock
Title:    Managing Director
Phone:    202-246-9200

Signature, Place, and Date of Signing:

      /s/ Jason A. Stock           Salt Lake City, UT              02/08/12
      ------------------           ------------------             ----------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           47
                                         -----------

Form 13F Information Table Value Total:  $   148,709
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1               COLUMN 2  COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6    COLUMN 7         COLUMN 8
---------------------------------  --------  ---------  -------- --------------   ----------  ---------  ------------------

                                                                                                                VOTING
                                    TITLE OF              VALUE   SHS OR       SH/  INVESTMENT  OTHER          AUTHORITY
NAME OF ISSUER                      CLASS     CUSIP      (x$1000) PRN AMT      PRN  DISCRETION  MANAGERS   SOLE  SHARED  NONE
Bancorp Rhode Island, Inc.          COMMON    059690107    11661   264432       SH   SOLE                 264432
BancorpSouth, Inc.                  COMMON    059692103     6656   603972       SH   SOLE                 603972
Bank Mutual Corp New Com            COMMON    063750103     5574  1752739       SH   SOLE                1752739
BankFinancial Corp.                 COMMON    06643P104     8750  1585085       SH   SOLE                1585085
BCSB Bankcorp Inc.                  cOMMON    055367106     1522   141612       SH   SOLE                 141612
Beneficial Mutual Bancorp Inc       COMMON    08173R104    11081  1325499       SH   SOLE                1325499
BSB BANCORP INC                     COMMON    05573H108     1514   143688       SH   SOLE                 143688
California First National Bancorp   COMMON    130222102     4075   253422       SH   SOLE                 253422
Central Bankcorp Inc.               COMMON    152418109     1113    65275       SH   SOLE                  65275
Colonial Finl Svcs Inc              COMMON    19566B101      794    63695       SH   SOLE                  63695
COMERICA INC                        COMMON    200340107     9159   355000       SH   SOLE                 355000
Community Partners Bancorp          COMMON    204018105     1761   370763       SH   SOLE                 370763
Community West Bancshares           COMMON    204157101      136    91425       SH   SOLE                  91425
Direcion Shares ETF                 COMMON    25459Y678     2718    40000       SH   SOLE                  40000
Eplus Inc.                          COMMON    294268107    10716   378920       SH   SOLE                 378920
Farmers National Banc Corp          COMMON    309627107     4408   890577       SH   SOLE                 890577
FedFirst Financial Corp.            COMMON    31429C101     1899   138599       SH   SOLE                 138599
FIRST ADVANTAGE BANCORP             COMMON    31848L104     4750   369086       SH   SOLE                 369086
First of Long Island Corp.          COMMON    320734106      749    28461       SH   SOLE                  28461
FoxChase                            COMMON    35137T108      577    45713       SH   SOLE                  45713
HopFed Bancorp Inc.                 COMMON    439734104     1653   256348       SH   SOLE                 256348
Kearny Financial Corp.              COMMON    487169104      848    89246       SH   SOLE                  89246
Malvern Federal Bancorp, Inc.       COMMON    561410101     1326   224824       SH   SOLE                 224824
Meridian Interstate Bancorp, Inc.   COMMON    58964Q104     5999   481854       SH   SOLE                 481854
Metro Bancorp Inc PA Com            COMMON    59161R101     3735   445666       SH   SOLE                 445666
Newport Bancorp Inc                 COMMON    651754103     3211   255480       SH   SOLE                 255480
North Valley Bancorp                COMMON    66304M204      174    18141       SH   SOLE                  18141
Northrim Bancorp Inc.               COMMON    666762109     6451   368428       SH   SOLE                 368428
OBA finl Svcs Inc Com               COMMON    67424G101     5976   416723       SH   SOLE                 416723
OCEAN SHORE HOLDING CO              COMMON    67501R103     7191   700868       SH   SOLE                 700868
Old Point Financial Corporation     COMMON    680194107     2029   200842       SH   SOLE                 200842
Pacific Premier Bancorp Inc.        COMMON    69478X105     3037   478986       SH   SOLE                 478986
Park Sterling Bank Inc.             COMMON    70086Y105      442   108325       SH   SOLE                 108325
Pathfinder Bancorp Inc.             COMMON    70320A103      385    43173       SH   SOLE                  43173
Peapack-Gladstone Financial Corp.   COMMON    704699107     1669   155234       SH   SOLE                 155234
Peoples Federal Bancshares, Inc     COMMON    711037101      442    30984       SH   SOLE                  30984
Peoples Financial Corp.             COMMON    71103B102      139    13473       SH   SOLE                  13473
Power Shares DB 3x Short 25 Year    COMMON    25154N530      897   100000       SH   SOLE                 100000
Primus Guaranty LTD                 COMMON    G72457107      796   162470       SH   SOLE                 162470
Provident New York Bancorp          COMMON    744028101     3880   584310       SH   SOLE                 584310
Prudential Bancorp Inc. of PennsylvaCOMMON    744319104      218    42130       SH   SOLE                  42130
QCR Holdings Inc.                   COMMON    74727A104      483    53084       SH   SOLE                  53084
Somerset Hills Bancorp              COMMON    834728107     1241   165402       SH   SOLE                 165402
Southern Connecticut Bancorp        cOMMON    84264A102      466   243996       SH   SOLE                 243996
SOUTHWEST BANCORP INC/OKLA CMN      COMMON    844767103     2366   397024       SH   SOLE                 397024
Territorial Bancorp Inc Com         COMMON    88145X108     3690   186851       SH   SOLE                 186851
Western Liberty Bancorp             COMMON    961443108      352   127890       SH   SOLE                 127890